Notes to the Profit or Loss Statement - Summary Of Revenue (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	€ 327,698,465	€ 71,755,303	€ 76,442,505
Proprietary Development [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	278,630,000	34,286,000	53,610,000
Proprietary Development [Member] | Product Sales [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	22,983,000	0	0
Proprietary Development [Member] | License Fees [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	236,051,000	0	50,596,000
Proprietary Development [Member] | Milestones Payments [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	847,000	29,100,000	0
Proprietary Development [Member] | Service Fees Revenues [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	18,749,000	5,186,000	3,014,000
Proprietary Development [Member] | Royalties [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	0	0	0
Partnered Discovery [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	49,068,000	37,469,000	22,833,000
Partnered Discovery [Member] | Product Sales [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	0	0	0
Partnered Discovery [Member] | License Fees [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	43,000	265,000	618,000
Partnered Discovery [Member] | Milestones Payments [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	3,978,000	1,370,000	3,917,000
Partnered Discovery [Member] | Service Fees Revenues [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	2,580,000	4,046,000	2,919,000
Partnered Discovery [Member] | Royalties [Member]
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	€ 42,467,000	€ 31,788,000	€ 15,379,000